CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		87 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018
Cash flows used in operating activities:
Net income /(loss)	$ 28,770	$ (97,271)	$ (1,984,570)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and Amortization	117		117
Re-organization (reverse merger and spin-off)			(9,195)
Stock based compensation			85,000
Non-controlling interest	(1,468)	(14,874)	(35,630)
Warrant liabilities	(162,283)		523,112
Changes in assets and liabilities:
Prepayment
Other receivables	85		(4,070)
Other payables and accrued liabilities	36,059	5,995	256,660
Notes payable			75,000
Net cash provided by (used for) operating activities	(98,720)	(106,150)	(1,093,576)
Cash flows used for investing activities:
Disposal of subsidiary			22,942
Purchase of Property, Plant and Equipment			(606)
Net cash used for investing activities			22,336
Cash flows provided by (used for) financing activities:
Proceed from Issuance of common stock	41,000		836,724
Amount due from NSML		25,641	25,641
Amounts due to / from related parties	51,721	75,295	221,694
Net cash provided by (used for) financing activities	92,721	100,936	1,084,059
Net increase (decrease) in cash	(5,999)	(5,214)	12,819
Effect of foreign currency translation	665		277
Cash - beginning of period	18,430	58,174
Cash - end of period	13,096	52,960	13,096
Supplemental disclosures of cash flow information:
Interest paid
Income taxes